Financial Assets at Amortized Cost-Securities - Summary of Financial Assets at Amortized Cost - Securities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets [Line Items]
Amortized cost	R$ 1,375,782	R$ 1,275,799
Government securities - abroad [member] | Chile [member]
Disclosure of Financial Assets [Line Items]
Expected loss		(1)
Government securities - abroad [member] | Korea [Member]
Disclosure of Financial Assets [Line Items]
Expected loss		(4)
Government securities - abroad [member] | Spain [Member]
Disclosure of Financial Assets [Line Items]
Expected loss		(3)
Government securities - abroad [member] | Mexico [Member]
Disclosure of Financial Assets [Line Items]
Expected loss		(6)
Financial assets securities [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	147,746	129,804
Expected loss	(1,948)	(3,065)
Net amortized cost	145,798	126,739
Financial assets securities [Member] | Brazilian government securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	68,045	64,568
Expected loss	(37)	(44)
Net amortized cost	68,008	64,524
Financial assets securities [Member] | Government securities - abroad [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	24,888	19,095
Expected loss	(7)	(14)
Net amortized cost	24,881	19,081
Financial assets securities [Member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	925	500
Expected loss	(1)
Net amortized cost	924	500
Financial assets securities [Member] | Government securities - abroad [member] | Chile [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	828	705
Net amortized cost	828	704
Financial assets securities [Member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	5,604	3,951
Net amortized cost	5,604	3,947
Financial assets securities [Member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	6,132	4,847
Expected loss	(1)
Net amortized cost	6,131	4,844
Financial assets securities [Member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	11,377	9,042
Expected loss	(5)
Net amortized cost	11,372	9,036
Financial assets securities [Member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	22	50
Net amortized cost	22	50
Financial assets securities [Member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	54,813	46,141
Expected loss	(1,904)	(3,007)
Net amortized cost	52,909	43,134
Financial assets securities [Member] | Rural product note [Member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	5,906	3,499
Expected loss	(14)	(25)
Net amortized cost	5,892	3,474
Financial assets securities [Member] | Bank deposit certificates [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	110	30
Expected loss	(1)
Net amortized cost	109	30
Financial assets securities [Member] | Real estate receivables certificates [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	3,988	4,806
Expected loss	(1)	(12)
Net amortized cost	3,987	4,794
Financial assets securities [Member] | Debentures [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	39,403	34,849
Expected loss	(1,883)	(2,952)
Net amortized cost	37,520	31,897
Financial assets securities [Member] | Eurobonds and others [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	457	209
Expected loss	(2)	(1)
Net amortized cost	455	208
Financial assets securities [Member] | Financial bills [Member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	51
Net amortized cost	51
Financial assets securities [Member] | Promissory and commercial notes [Member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	4,219	2,023
Expected loss	(2)	(10)
Net amortized cost	4,217	2,013
Financial assets securities [Member] | Other [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	679	725
Expected loss	(1)	(7)
Net amortized cost	R$ 678	R$ 718